Paras Madho
Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

05001236

Cert NYS

1-13726

NYSE

RECD S.E.C
JAN 3 1 2005

January 31, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, CHESAPEAKE ENERGY CORPORATION, 7.00% Senior Notes due 2014 and guarantees thereof and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on January 31, 2005. Tentative listing date – February 2, 2005.

Sincerely,

Paras Madho